Summary of Significant Accounting Policies (Details Narrative) (10-Q)	2 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Corporate income tax rate		0.00%		0.00%
Tax Cuts and Jobs Act [Member]
Income tax reconciliation description		This tax item is specific to the Tax Cuts and Jobs Act (the “TCJA”) that was signed into law in December 2017 which included a reduction of the U.S. corporate income tax rate from 35% to 21%, effective January 1, 2018.
Corporate income tax rate		21.00%